Non-controlling Interests and Redeemable non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Net Loss Attributable to Non-controlling Interests
Net loss attributable to non-controlling interests for the years ended December 31 consists of the following:

	2017	2016
HLBV and other adjustments attributable to:
Non-controlling interest -Class A partnership units	$(52,020)	$(35,451)
Non-controlling interest -redeemable Class A partnership units	(13,400)	(4,952)
Other net earnings attributable to non-controlling interests	3,172	1,853
Net effect of non-controlling interests	$(62,248)	$(38,550)

The non-controlling Class A membership equity investors (“Class A partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the HLBV method of accounting as described in note 1(r).

Changes in Redeemable Non-Controlling Interest
Changes in redeemable non-controlling interest are as follows:

	2017	2016
Opening balance	$29,434	$25,751
Net loss attributable to redeemable non-controlling interest	(13,400)	(4,952)
Contributions from redeemable non-controlling interests (note 3(f))	40,797	10,171
Dividends declared and distributions to redeemable non-controlling interest	(1,454)	(590)
Foreign exchange	(3,249)	(946)
Closing balance	$52,128	$29,434